Inventory	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventory

Note 13	Inventory

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Wireless devices and accessories	189	199
Merchandise and other	250	228
Total inventory	439	427
The total amount of inventory subsequently recognized as an expense in cost of revenues was $2,927 million and $3,141 million for 2020 and 2019, respectively.